Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of management contingent share plan
	Management Contingent Share Plan	Grant Date Fair Value
Beginning of year	-	$-
Granted	9,200,000	$7.81
Forfeited	(3,683,000)	$7.81
End of year	5,517,000	$7.81
Vested	1,169,000	$7.81

Schedule of stock option activity
	Stock Option Awards	Weighted- Average Exercise Price	Average Remaining Life (Years)	Aggregate Intrinsic Value
Beginning of year	2,828,307	$6.51
Granted	204,181	$15.75
Exercised	(14,796)	$6.51
Forfeited	(252,593)	$8.36
End of year	2,765,099	$7.02	2.77	$-
Exercisable at end of year	2,480,991	$6.70	2.67	$-

Schedule of fair value of stock option is a Black-Scholes
	2022	2021
Expected term (years)	3.2	2.3
Expected volatility	70.0%	94.3%
Risk-free interest rate	1.38%	0.24%
Expected dividend yield	0.0%	0.0%
Per-share weighted average grant date fair value	$15.75	$0.59

Schedule of equity-based compensation expense
	2022	2021
Research and development[1]	$110	$(19)
Selling, general and administrative	834	150
Total equity based compensation expense	$944	$131

1)	Had the Company recorded the Management Contingent Share Plan within research and development and selling, general and administrative expense, then research and development would have been higher by $201 with the remaining expense recognized within selling, general and administrative expense.